Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets
(a)	Below is presented the movement:

	As of	Additions		As of	Additions		As of
	January 1,	and		December 31,	and		December 31,
	2023	others	Disposals	2023	others	Disposals	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	15,216	72	—	15,288	—	—	15,288
Rights-of-use (c)	13,720	3,732	(475)	16,977	—	(4,081)	12,896
Software licenses	10,937	—	—	10,937	6,102	(6,005)	11,034
Goodwill (d)	—	34,023	—	34,023	—	—	34,023

	39,873	37,827	(475)	77,225	6,102	(10,086)	73,241
Accumulated amortization:
Rights-of-use (c)	9,588	980	(274)	10,294	—	(131)	10,163
Software licenses	6,440	672	—	7,112	1,129	(3,998)	4,243

	16,028	1,652	(274)	17,406	1,129	(4,129)	14,406

Cost, net	23,845			59,819			58,835

See related accounting policies in Note 2.4(w).

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group’s operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.

(d)   Corresponds to the higher value paid during the acquisition of the subsidiary El Brocal for US$34,023,000 million from previous years.

The Group conducted an impairment test, based on VIU, in order to assess the recoverable amount of El Brocal, consistent with those assumptions and methods described in Notes 2.4(m) and 11(b). No impairment loss was recognized in respect to such goodwill for the years ended as of December 31, 2024 and 2023.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	28,853	39,143

Non-current
Other receivables (a)	275,257	274,029
Uncertain tax positions (b)	21,481	18,252
Other taxes to be recovered	1,947	1,981
	298,685	294,262

Total other non-financial assets	327,538	333,405
(a)

As of December 31, 2024, represents disbursements made to SUNAT (National Superintendency of Customs and Tax Administration) under protest by the Company through year 2016 of US$181.9 million (US$ 192.6 million as of December 31, 2023), for the years 2015 through 2017 related to customs taxes of US$ 15.9 million (US$16.2 million as of December 31, 2023) and for the year 2018 and 2021 related to social contributions to EsSalud (Social Health Insurance) of US$21.4 million (US$8.4 million as of December 31, 2023 for the year 2018).

Additionally includes tax credits associated with completion of SUNAT audits through year 2016 of US$56.1 million as of December 31, 2024 (US$56.8 million as of December 31, 2023). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable (see Notes 13(c) and 13(e)).

(b)

The balance as of December 31, 2024, represents income tax benefits for the years 2017, 2019, 2020, 2022, 2023 and 2024 of US$21.5 million determined in accordance with the International Financial Reporting Interpretations Committee (IFRIC) 23, “Uncertainty over Income Tax Treatments” (US$18.3 million as of December 31, 2023 for the years 2017, 2019, 2020, 2022 and 2023).